Equity (Tables)	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Schedule of Earnings Per Share

Net income (loss) per common share for all periods presented was determined in accordance with FASB ASC 260, “Earnings Per Share” (“ASC 260”), by dividing income (loss) available to shareholders by the weighted average number of shares outstanding during the three years ended December 31:

	2014	2013	2012
Net loss from continuing operations	(2,885,954)	(1,704,870)	(1,278,660)
Less: Net income from continuing operations attributable to noncontrolling interests	31,054	(5,543)	(23,510)
Dividends paid on preferred stock	(124)	(127)	(79,056)

Net loss from continuing operations attributable to common shareholders of Mechel OAO	(2,855,024)	(1,710,540)	(1,381,226)

Total weighted average number of shares outstanding during the period	416,270,745	416,270,745	416,270,745

Loss per share from continuing operations (in U.S. dollars)	(6.86)	(4.11)	(3.32)

	2014	2013	2012
Net loss from discontinued operations	(1,473,780)	(1,218,097)	(386,225)
Less: Net loss from discontinued operations attributable to noncontrolling interests	(6,746)	496	23,827

Net loss from discontinued operations attributable to common shareholders of Mechel OAO	(1,480,526)	(1,217,601)	(362,398)

Total weighted average number of shares outstanding during the period	416,270,745	416,270,745	416,270,745

Loss per share effect of discontinued operations (in U.S. dollars)	(3.56)	(2.92)	(0.87)

Schedule of Total Weighted-Average Number of Common Shares Outstanding

The total weighted-average number of common shares outstanding during the period was as follows:

Dates outstanding	Shares outstanding	Fraction of period (days)	Weighted-average number of shares

2012
Common shares: January 1 — December 31	416,270,745	366	416,270,745

Total weighted average shares outstanding during the period	416,270,745		416,270,745

2013
Common shares: January 1 — December 31	416,270,745	365	416,270,745

Total weighted average shares outstanding during the period	416,270,745		416,270,745

2014
Common shares: January 1 — December 31	416,270,745	365	416,270,745

Total weighted average shares outstanding during the period	416,270,745		416,270,745